VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interest Income and Interest Expense Disclosure
The following table shows the interest income and expense recognized as a result of our involvement with these variable interest entities during 2017:

($ in millions)	Vacation Ownership Notes Receivable Securitizations	Warehouse Credit Facility	Total
Interest income	$99	$2	$101
Interest expense to investors	$19	$1	$20
Debt issuance cost amortization	$4	$1	$5
Administrative expenses	$1	$—	$1

Classifications of Consolidated Variable Interest Entities
The following table shows consolidated assets, which are collateral for the obligations of these variable interest entities, and consolidated liabilities included on our Balance Sheet at December 31, 2017:

($ in millions)	Vacation Ownership Notes Receivable Securitizations	Warehouse Credit Facility	Total
Consolidated Assets
Vacation ownership notes receivable, net of reserves	$814	$—	$814
Interest receivable	6	—	6
Restricted cash	32	—	32
Total	$852	$—	$852
Consolidated Liabilities
Interest payable	$1	$—	$1
Debt	845	—	845
Total	$846	$—	$846

Cash Flows Between Company and Variable Interest Entities
The following table shows cash flows between us and the vacation ownership notes receivable securitization variable interest entities:

($ in millions)	2017	2016
Cash Inflows
Net proceeds from vacation ownership notes receivable securitizations	$346	$247
Principal receipts	229	175
Interest receipts	100	92
Reserve release	1	51
Total	676	565
Cash Outflows
Principal to investors	(215)	(167)
Voluntary repurchases of defaulted vacation ownership notes receivable	(28)	(29)
Interest to investors	(19)	(17)
Funding of restricted cash	(2)	(52)
Total	(264)	(265)
Net Cash Flows	$412	$300
The following table shows cash flows between us and the Warehouse Credit Facility variable interest entity:

($ in millions)	2017	2016
Cash Inflows
Proceeds from vacation ownership notes receivable securitizations	$50	$127
Principal receipts	2	5
Interest receipts	2	5
Reserve release	—	1
Total	54	138
Cash Outflows
Principal to investors	(1)	(4)
Voluntary repurchases of defaulted vacation ownership notes receivable	—	(1)
Repayment of Warehouse Credit Facility	(49)	(122)
Interest to investors	(2)	(2)
Total	(52)	(129)
Net Cash Flows	$2	$9